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      MERRILL LYNCH LIFE INSURANCE           ML LIFE INSURANCE COMPANY OF
                COMPANY                                NEW YORK

  MERRILL LYNCH LIFE VARIABLE ANNUITY      ML OF NEW YORK VARIABLE ANNUITY
           SEPARATE ACCOUNT D                     SEPARATE ACCOUNT D
  SUPPLEMENT DATED SEPTEMBER 26, 2007    SUPPLEMENT DATED SEPTEMBER 26, 2007
                 TO THE                                 TO THE
            PROSPECTUSES FOR                       PROSPECTUSES FOR
     MERRILL LYNCH INVESTOR CHOICE          MERRILL LYNCH INVESTOR CHOICE
              ANNUITY(SM)                            ANNUITY(SM)
              (IRA SERIES)                           (IRA SERIES)
          (DATED MAY 1, 2007)                    (DATED MAY 1, 2007)
                  AND                                    AND
      MERRILL LYNCH IRA ANNUITY(R)           MERRILL LYNCH IRA ANNUITY(R)
          (DATED MAY 1, 2007)                    (DATED MAY 1, 2005)

This supplement describes a change to the name and investment objective of the BlackRock Bond Fund, a series of the BlackRock Bond Fund, Inc. This fund is available under the variable annuity contracts listed above (the "Contracts") issued by Merrill Lynch Life Insurance Company or ML Life Insurance Company of New York. Please retain this supplement with your Contract Prospectus for future reference.

Effective September 24, 2007, the BlackRock Bond Fund acquired substantially all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio of the BlackRock Funds II (which is not currently available under your Contract). In connection with that acquisition, the investment objective of BlackRock Bond Fund has changed to: "to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index." Additionally, the name of the BlackRock Bond Fund has changed to the BLACKROCK TOTAL RETURN FUND to coincide with the change in BlackRock Bond Fund's investment objective. The investment adviser/subadviser and the asset class/investment style have not changed. Also, the portfolio expenses and the share class for this investment option under your Contract have not changed.

                                    *  *  *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.



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